Castle Tandem Fund
				Schedule of Investments
	March 31, 2022 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
4,400	Expeditors International of Washington, Inc.			$ 453,904	1.22%

Beverages
5,600	Brown-Forman Corporation - Class B			375,312	1.01%

Cable & Other Pay Television Services
23,100	Comcast Corporation - Class A			1,081,542	2.91%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
8,700	The J.M. Smucker Company			1,178,067	3.17%

Electric Services
10,400	NextEra Energy, Inc.			880,984	2.37%

Insurance Agents, Brokers & Services
12,500	Brown & Brown, Inc.			903,375	2.43%

Meat Packing Plants
7,000	Hormel Foods Corporation			360,780	0.97%

Pharmaceutical Preparations
12,700	Abbott Laboratories			1,503,172
10,600	AbbVie Inc.			1,718,366
6,300	Johnson & Johnson			1,116,549
				4,338,087	11.68%

Refuse Systems
7,100	Republic Services, Inc.			940,750
4,300	Waste Connections, Inc. (Canada)			600,710
				1,541,460	4.15%

Retail - Drug Stores And Proprietary Stores
19,400	Walgreens Boots Alliance, Inc.			868,538	2.34%

Retail - Variety Stores
1,500	Costco Wholesale Corporation			863,775
5,300	Dollar General Corporation			1,179,939
				2,043,714	5.50%

Security & Commodity Brokers, Dealers, Exchanges & Services
10,800	Cboe Global Markets, Inc.			1,235,736
10,600	Intercontinental Exchange, Inc.			1,400,472
6,900	T. Rowe Price Group, Inc.			1,043,211
				3,679,419	9.90%

Security Brokers, Dealers & Flotation Companies
1,600	BlackRock, Inc.			1,222,672
2,000	MarketAxess Holdings Inc.			680,400
				1,903,072	5.12%

Services - Business Services, NEC
3,200	Accenture PLC - Class A (Ireland)			1,079,136
3,600	Visa, Inc. - Class A			798,372
				1,877,508	5.05%

Services - Computer Integrated Systems Design
5,000	Jack Henry & Associates, Inc.			985,250	2.65%

Services - Computer Processing & Data Preperation
4,500	Automatic Data Processing, Inc.			1,023,930	2.76%

Services - Computer Programming, Data Processing, Etc.
4,000	FactSet Research Systems, Inc.			1,736,600	4.67%

Services - Prepackaged Software
2,500	Microsoft Corporation			770,775	2.07%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
2,100	Ecolab, Inc.			370,776	1.00%

Surgical & Medical Instruments & Apparatus
4,200	Becton, Dickinson and Company			1,117,200
2,400	ResMed, Inc.			582,024
4,300	Stryker Corporation			1,149,605
				2,848,829	7.67%

Water Supply
22,200	Essential Utilities, Inc.			1,135,086	3.06%

Total for Common Stocks (Cost - $23,277,886)				30,357,008	81.70%

REAL ESTATE INVESTMENT TRUSTS
8,400	National Retail Properties, Inc.			377,496	1.02%
	(Cost - $293,948)

MONEY MARKET FUNDS
6,389,787	First American Treasury Obligations Fund - X Class 0.22% *			6,389,787	17.20%
	(Cost - $6,389,787)

	Total Investments			37,124,291	99.92%
	(Cost - $29,961,621)

	Other Assets in Excess of Liabilities			28,240	0.08%

	Net Assets			$ 37,152,531	100.00%

* The Yield shown represents the 7-day yield at March 31, 2022.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at March 31, 2022, was $29,961,621. At March 31, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Appreciation			$ 7,355,965
	Unrealized Depreciation			(193,295)
	Unrealized Appreciation			$ 7,162,670

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2022:

Valuation of Inputs and Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 30,357,008	$ -	$ -	$ 30,357,008
Real Estate Investment Trusts		377,496	-	-	377,496
Money Market Funds		6,389,787	-	-	6,389,787
Total		$ 37,124,291	$ -	$ -	$ 37,124,291

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended March 31, 2022.